Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions

18.    Related Party Transactions

The Company’s related parties include directors, shareholders and key management.

Compensation to related parties totaled $7,060,916 for the year ended December 31, 2022 (2021 — $1,827,794), of which the Company paid share-based compensation to key management amounting to $1,569,754 (2021 — $250,717).

On May 25, 2021, the Company purchased the rights to the domain license for $500,448 from a related party. The purchase price of the domain license was determined based on a contractually agreed price.

The Company incurred related party expenses for personnel services of $1,692,960 during the year ended December 31, 2022 (2021 — $1,079,227). As of December 31, 2022, accounts payable for personnel service was $174,351 (2021 — $115,485).

Additionally, the Company owns $390,000 (2021 — $390,000) from related parties carrying an interest rate of 0.19% per annum, for a Company’s subsidiary’s domain name.

There were no other related party transactions during these periods.